Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Banking, Investing & Insurance - 11.2%
AerCap Holdings NV	3,698	$353,899
Allstate Corp.	1,802	347,408
American Express Co.	1,365	405,118
Ameriprise Financial, Inc.	742	395,063
Apollo Global Management, Inc.	3,096	511,335
Arch Capital Group Ltd.	3,028	279,636
Ares Management Corp. - Class A	2,336	413,542
Assurant, Inc.	1,735	369,937
Assured Guaranty Ltd.	4,120	370,840
Axos Financial, Inc. (a)	5,284	369,087
Blackrock, Inc.	383	392,617
Block, Inc. (a)	5,244	445,688
Bread Financial Holdings, Inc.	6,050	369,413
Brighthouse Financial, Inc. (a)	7,911	380,044
Broadridge Financial Solutions, Inc.	1,604	362,648
Brown & Brown, Inc.	3,221	328,606
Cboe Global Markets, Inc.	1,581	308,927
Chubb Ltd.	1,118	308,903
Cincinnati Financial Corp.	2,467	354,508
CME Group, Inc.	1,456	338,127
Coinbase Global, Inc. - Class A (a)	2,249	558,426
Corpay, Inc. (a)	1,055	357,033
Fidelis Insurance Holdings Ltd.	17,609	319,251
Fiserv, Inc. (a)	1,969	404,472
Global Payments, Inc.	3,086	345,817
Globe Life, Inc.	3,133	349,392
Goldman Sachs Group, Inc.	695	397,971
HA Sustainable Infrastructure Capital, Inc.	10,435	279,971
Hartford Financial Services Group, Inc.	2,807	307,086
Intercontinental Exchange, Inc.	2,082	310,239
KKR & Co., Inc.	2,760	408,232
LendingClub Corp. (a)	30,672	496,580
loanDepot, Inc. - Class A (a)	133,447	272,232
MarketAxess Holdings, Inc.	1,248	282,098
Moody's Corp.	701	331,832
Mr Cooper Group, Inc. (a)	3,743	359,365
MSCI, Inc.	596	357,606
Navient Corp.	20,302	269,814
NCR Atleos Corp. (a)	11,535	391,267
Paysafe Ltd. (a)	15,068	257,663
PennyMac Mortgage Investment Trust	24,301	305,950
PROG Holdings, Inc.	7,465	315,471
Progressive Corp.	1,342	321,557
Prudential Financial, Inc.	2,950	349,664
RenaissanceRe Holdings Ltd.	1,292	321,463
S&P Global, Inc.	654	325,712
Selective Insurance Group, Inc.	3,604	337,046
T Rowe Price Group, Inc.	3,280	370,935
Travelers Cos., Inc.	1,426	343,509
Visa, Inc. - Class A	1,193	377,036
Willis Towers Watson PLC	1,149	359,913
		18,189,949

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Bits & Bytes - 34.8%(b)
Adobe, Inc. (a)	363	$161,419
Advanced Micro Devices, Inc. (a)	12,641	1,526,906
Apple, Inc.	7,808	1,955,279
Applied Materials, Inc.	9,784	1,591,172
Arista Networks, Inc. (a)	21,903	2,420,938
Axcelis Technologies, Inc. (a)	17,631	1,231,878
Benchmark Electronics, Inc.	42,198	1,915,789
Booz Allen Hamilton Holding Corp.	11,302	1,454,567
Cadence Design Systems, Inc. (a)	6,891	2,070,470
Cirrus Logic, Inc. (a)	13,082	1,302,706
Crowdstrike Holdings, Inc. - Class A (a)	6,717	2,298,289
Dell Technologies, Inc. - Class C	16,226	1,869,884
F5, Inc. (a)	8,648	2,174,713
First Solar, Inc. (a)	8,332	1,468,432
GoDaddy, Inc. - Class A (a)	11,503	2,270,347
Infinera Corp. (a)(c)	275,970	1,813,123
Intel Corp.	89,130	1,787,057
International Business Machines Corp.	8,241	1,811,619
Itron, Inc. (a)	17,107	1,857,478
Motorola Solutions, Inc.	3,992	1,845,222
NVIDIA Corp.	16,829	2,259,966
Penguin Solutions, Inc. (a)	95,966	1,841,588
Qualys, Inc. (a)	13,931	1,953,405
Roper Technologies, Inc.	3,016	1,567,868
Salesforce, Inc.	6,988	2,336,298
ServiceNow, Inc. (a)	2,084	2,209,290
Synopsys, Inc. (a)	3,676	1,784,183
TE Connectivity PLC	11,999	1,715,497
TTM Technologies, Inc. (a)	96,474	2,387,732
VeriSign, Inc. (a)	9,440	1,953,702
Wix.com Ltd. (a)	10,605	2,275,302
		57,112,119

Building Blocks - 2.4%
Air Products and Chemicals, Inc.	916	265,677
Ashland, Inc.	2,890	206,519
Avient Corp.	5,464	223,259
Carpenter Technology Corp.	1,891	320,922
Celanese Corp.	2,016	139,527
Eagle Materials, Inc.	1,001	247,007
Eastman Chemical Co.	2,539	231,861
Ecolab, Inc.	984	230,571
Gatos Silver, Inc. (a)	21,074	294,615
Linde PLC	522	218,546
Louisiana-Pacific Corp.	2,680	277,514
Martin Marietta Materials, Inc.	477	246,371
PureCycle Technologies, Inc. (a)(c)	50,491	517,532
Sherwin-Williams Co.	681	231,492
Vulcan Materials Co.	1,039	267,262
		3,918,675

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Communication & Media Services - 11.9%
AMC Entertainment Holdings, Inc. (a)	198,310	$789,274
AppLovin Corp. - Class A (a)	11,551	3,740,560
AST SpaceMobile, Inc. (a)	35,808	755,549
AT&T, Inc.	46,515	1,059,147
Comcast Corp. - Class A	24,555	921,549
Electronic Arts, Inc.	6,761	989,134
InterDigital, Inc.	7,067	1,369,019
Lumen Technologies, Inc. (a)	160,097	850,115
Meta Platforms, Inc. - Class A	1,945	1,138,817
Netflix, Inc. (a)	1,462	1,303,110
RingCentral, Inc. - Class A (a)	33,319	1,166,498
T-Mobile US, Inc.	5,053	1,115,349
Trump Media & Technology Group Corp. (a)	54,676	1,864,452
Walt Disney Co.	11,037	1,228,970
Zoom Communications, Inc. - Class A (a)	14,484	1,182,039
		19,473,582

Consumer Elastic - 15.8%
Abercrombie & Fitch Co. - Class A (a)	4,065	607,596
Amazon.com, Inc. (a)	3,084	676,599
Aptiv PLC (a)	7,730	467,510
Autoliv, Inc.	5,497	515,564
Beazer Homes USA, Inc. (a)	17,154	471,049
Brinker International, Inc. (a)	7,692	1,017,574
Burlington Stores, Inc. (a)	2,036	580,382
Caleres, Inc.	13,736	318,126
Carvana Co. (a)	3,800	772,768
Churchill Downs, Inc.	3,867	516,399
Crocs, Inc. (a)	4,108	449,949
Dana, Inc.	52,117	602,473
Deckers Outdoor Corp. (a)	3,708	753,058
Dick's Sporting Goods, Inc.	2,434	556,997
Domino's Pizza, Inc.	1,295	543,589
Etsy, Inc. (a)	9,906	523,928
Five Below, Inc. (a)	6,412	673,004
Garmin Ltd.	2,942	606,817
Genuine Parts Co.	3,949	461,085
Hanesbrands, Inc. (a)	83,809	682,205
Las Vegas Sands Corp.	13,278	681,958
Lear Corp.	4,786	453,234
Light & Wonder, Inc. (a)	5,032	434,664
Lowe's Cos., Inc.	2,163	533,828
Lululemon Athletica, Inc. (a)	1,998	764,055
Marriott International, Inc./MD - Class A	2,317	646,304
McDonald's Corp.	1,822	528,180
Norwegian Cruise Line Holdings Ltd. (a)(c)	29,953	770,691
ODP Corp. (a)	18,041	410,252
O'Reilly Automotive, Inc. (a)	468	554,954
Petco Health & Wellness Co., Inc. (a)	173,278	660,189
PVH Corp.	5,523	584,057
Ralph Lauren Corp.	3,060	706,799
Ross Stores, Inc.	3,371	509,931
Royal Caribbean Cruises Ltd.	3,386	781,116
Sally Beauty Holdings, Inc. (a)	44,265	462,569
Signet Jewelers Ltd.	6,591	531,960

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Consumer Elastic (Continued)
Tesla, Inc. (a)	2,517	$1,016,465
Ulta Beauty, Inc. (a)	1,374	597,594
Whirlpool Corp.	5,410	619,337
Wolverine World Wide, Inc.	36,290	805,638
Wynn Resorts Ltd.	6,611	569,604
YETI Holdings, Inc. (a)	13,607	524,006
		25,944,057

Consumer Inelastic - 4.2%
Bunge Global SA	4,632	360,184
Church & Dwight Co., Inc.	4,528	474,127
Colgate-Palmolive Co.	4,403	400,277
Constellation Brands, Inc. - Class A	1,903	420,563
Costco Wholesale Corp.	535	490,204
CVS Health Corp.	8,158	366,213
Dole PLC	29,862	404,332
Energizer Holdings, Inc.	15,316	534,375
Lineage, Inc.	5,633	329,925
MercadoLibre, Inc. (a)	234	397,903
Molson Coors Beverage Co. - Class B	8,486	486,418
PepsiCo, Inc.	2,685	408,281
Target Corp.	3,011	407,027
United Natural Foods, Inc. (a)	30,946	845,135
Walgreens Boots Alliance, Inc.	52,937	493,902
		6,818,866

Nuts & Bolts - 8.1%
A O Smith Corp.	2,691	183,553
Applied Industrial Technologies, Inc.	1,015	243,062
Archer Aviation, Inc. - Class A (a)	66,070	644,182
Axon Enterprise, Inc. (a)	581	345,299
Boeing Co. (a)	1,302	230,454
BrightView Holdings, Inc. (a)(c)	13,420	214,586
Caterpillar, Inc.	624	226,362
Chart Industries, Inc. (a)	1,759	335,688
Comfort Systems USA, Inc.	650	275,639
Delta Air Lines, Inc.	4,948	299,354
DocuSign, Inc. (a)	3,335	299,950
Eaton Corp. PLC	689	228,658
Elastic NV (a)	2,814	278,812
EMCOR Group, Inc.	584	265,078
Enviri Corp. (a)	18,966	146,038
Equifax, Inc.	701	178,650
FedEx Corp.	724	203,683
Generac Holdings, Inc. (a)	1,499	232,420
Griffon Corp.	3,308	235,761
Honeywell International, Inc.	1,046	236,281
Hubbell, Inc.	554	232,065
Huntington Ingalls Industries, Inc.	728	137,570
JetBlue Airways Corp. (a)	38,923	305,935
Lincoln Electric Holdings, Inc.	1,127	211,279
Manhattan Associates, Inc. (a)	815	220,246
MRC Global, Inc. (a)	17,107	218,627
Oshkosh Corp.	2,029	192,897

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Nuts & Bolts (Continued)
PACCAR, Inc.	2,206	$229,468
Parker-Hannifin Corp.	357	227,063
Paycom Software, Inc.	1,327	271,995
Paylocity Holding Corp. (a)	1,343	267,888
Pegasystems, Inc.	2,876	268,043
Pentair PLC	2,416	243,146
Phinia, Inc.	4,272	205,782
Pitney Bowes, Inc.	30,658	221,964
Quanta Services, Inc.	832	262,954
Republic Services, Inc.	970	195,145
REV Group, Inc.	7,913	252,187
Saia, Inc. (a)	485	221,029
SkyWest, Inc. (a)	2,731	273,455
Stagwell, Inc. (a)	30,755	202,368
Sterling Infrastructure, Inc. (a)	1,806	304,221
Tidewater, Inc. (a)	2,649	144,927
Trane Technologies PLC	601	221,979
Tutor Perini Corp. (a)	9,146	221,333
United Rentals, Inc.	301	212,036
Verisk Analytics, Inc.	756	208,225
Vertiv Holdings Co. - Class A	2,900	329,469
Westinghouse Air Brake Technologies Corp.	1,278	242,296
Woodward, Inc.	1,309	217,844
Workday, Inc. - Class A (a)	806	207,972
XPO, Inc. (a)	2,019	264,792
Xylem, Inc./NY	1,637	189,925
ZIM Integrated Shipping Services Ltd.	12,902	277,006
		13,206,641

Oil, Gas & Others - 1.2%
APA Corp.	3,628	83,771
Baker Hughes Co.	2,693	110,467
Cactus, Inc. - Class A	1,583	92,384
Delek US Holdings, Inc.	4,665	86,303
DT Midstream, Inc.	1,215	120,807
Kinetik Holdings, Inc.	1,984	112,513
New Fortress Energy, Inc.	7,917	119,705
NextDecade Corp. (a)	19,653	151,524
Noble Corp. PLC	2,585	81,169
Oceaneering International, Inc. (a)	3,709	96,731
Primoris Services Corp.	1,795	137,137
Schlumberger NV	2,252	86,342
Targa Resources Corp.	623	111,206
TechnipFMC PLC	3,646	105,514
Valaris Ltd. (a)	1,578	69,811
Weatherford International PLC	1,012	72,490
Williams Cos., Inc.	2,064	111,704
World Kinect Corp.	3,308	91,003
		1,840,581

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Pharma & Healthcare - 6.1%
89bio, Inc. (a)	25,796	$201,725
AdaptHealth Corp. (a)	19,832	188,801
Akero Therapeutics, Inc. (a)	8,336	231,908
Align Technology, Inc. (a)	952	198,502
Apogee Therapeutics, Inc. (a)	4,473	202,627
Baxter International, Inc.	5,654	164,871
Cardinal Health, Inc.	1,969	232,874
Cassava Sciences, Inc. (a)(c)	8,190	19,328
Cencora, Inc.	942	211,649
Clover Health Investments Corp. (a)	84,229	265,320
Cogent Biosciences, Inc. (a)	20,186	157,451
Cullinan Therapeutics, Inc. (a)	11,755	143,176
DaVita, Inc. (a)	1,469	219,689
Day One Biopharmaceuticals, Inc. (a)	15,487	196,220
Dyne Therapeutics, Inc. (a)	6,684	157,475
Edgewise Therapeutics, Inc. (a)	12,062	322,054
HealthEquity, Inc. (a)	2,772	265,972
ICON PLC (a)	727	152,459
IDEXX Laboratories, Inc. (a)	443	183,154
Incyte Corp. (a)	3,590	247,961
Insulet Corp. (a)	980	255,849
Intuitive Surgical, Inc. (a)	462	241,146
IQVIA Holdings, Inc. (a)	904	177,645
Jazz Pharmaceuticals PLC (a)	2,054	252,950
Krystal Biotech, Inc. (a)	1,147	179,689
Kura Oncology, Inc. (a)	11,447	99,703
Lantheus Holdings, Inc. (a)	2,167	193,860
LivaNova PLC (a)	4,490	207,932
Molina Healthcare, Inc. (a)	669	194,712
Neurocrine Biosciences, Inc. (a)	1,834	250,341
Organon & Co.	10,316	153,915
Owens & Minor, Inc. (a)	14,072	183,921
Penumbra, Inc. (a)	1,077	255,766
Quest Diagnostics, Inc.	1,441	217,389
Royalty Pharma PLC - Class A	7,715	196,810
Sana Biotechnology, Inc. (a)	42,878	69,891
Sarepta Therapeutics, Inc. (a)	1,719	209,013
Soleno Therapeutics, Inc. (a)	4,350	195,533
Sotera Health Co. (a)	13,504	184,735
STERIS PLC	916	188,293
Stryker Corp.	611	219,991
Syndax Pharmaceuticals, Inc. (a)	11,509	152,149
Tenet Healthcare Corp. (a)	1,444	182,276
Thermo Fisher Scientific, Inc.	358	186,242
United Therapeutics Corp. (a)	639	225,465
UnitedHealth Group, Inc.	352	178,063
Universal Health Services, Inc. - Class B	920	165,066
Vera Therapeutics, Inc. (a)	5,895	249,300
Vertex Pharmaceuticals, Inc. (a)	467	188,061
West Pharmaceutical Services, Inc.	735	240,757
Zimmer Biomet Holdings, Inc.	2,014	212,739
		10,072,418

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Real Estate - 2.1%
American Tower Corp.	610	$111,880
Brookdale Senior Living, Inc. (a)	22,392	112,632
Camden Property Trust	1,181	137,043
CBRE Group, Inc. - Class A (a)	1,318	173,040
Digital Realty Trust, Inc.	1,005	178,217
EastGroup Properties, Inc.	776	124,540
Equinix, Inc.	177	166,892
Equity LifeStyle Properties, Inc.	2,030	135,198
eXp World Holdings, Inc. (c)	12,869	148,122
Lamar Advertising Co. - Class A	1,177	143,288
Newmark Group, Inc. - Class A	10,301	131,956
Park Hotels & Resorts, Inc.	10,223	143,838
Pebblebrook Hotel Trust	11,647	157,817
Redfin Corp. (a)	15,525	122,182
Rexford Industrial Realty, Inc.	3,021	116,792
Ryman Hospitality Properties, Inc.	1,453	151,606
Sabra Health Care REIT, Inc.	8,377	145,090
SBA Communications Corp.	604	123,095
Simon Property Group, Inc.	911	156,883
Uniti Group, Inc.	28,278	155,529
Vornado Realty Trust (c)	4,494	188,927
Welltower, Inc.	1,204	151,740
Weyerhaeuser Co.	4,904	138,048
		3,314,355

Water & Power - 0.6%
AES Corp.	4,817	61,995
Atmos Energy Corp.	633	88,158
Brookfield Renewable Corp.	2,819	77,974
Constellation Energy Corp.	493	110,289
DTE Energy Co.	670	80,903
Duke Energy Corp.	712	76,711
Edison International	898	71,696
Entergy Corp.	1,276	96,746
Hawaiian Electric Industries, Inc. (a)	7,179	69,852
NRG Energy, Inc.	1,128	101,768
Southern Co.	942	77,545
Southwest Gas Holdings, Inc.	1,138	80,468
		994,105
TOTAL COMMON STOCKS (Cost $146,898,976)		160,885,348

SHORT-TERM INVESTMENTS - 3.2%		Value
Investments Purchased with Proceeds from Securities Lending - 1.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	2,676,543	2,676,543

Money Market Funds - 1.6%	Shares
First American Government Obligations Fund - Class X, 4.32% (d)	2,598,255	2,598,255
TOTAL SHORT-TERM INVESTMENTS (Cost $5,274,798)		5,274,798

TOTAL INVESTMENTS - 101.6% (Cost $152,173,774)		166,160,146
Liabilities in Excess of Other Assets - (1.6)%		(2,631,658)
TOTAL NET ASSETS - 100.0%		$163,528,488

Optimize Strategy Index ETF
Schedule of Investments
December 31, 2024 (Unaudited)

Percentages are stated as a percent of net assets.	–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $2,595,960 which represented 1.6% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Optimize Strategy Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$160,885,348	$–	$–	$160,885,348
Investments Purchased with Proceeds from Securities Lending	2,676,543	–	–	2,676,543
Money Market Funds	2,598,255	–	–	2,598,255
Total Investments	$166,160,146	$–	$–	$166,160,146

Refer to the Schedule of Investments for further disaggregation of investment categories.